SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
2024	$ 49,850
2024	16,616	$ 102,048
Right-of-use assets	$ 66,466	119,056	$ 227,603
2025		$ 17,008